Document and Entity Information	Feb. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2022
Entity Registrant Name	PIEDMONT LITHIUM INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38427
Entity Tax Identification Number	36-4996461
Entity Address, Address Line One	32 North Main Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Belmont
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28012
City Area Code	704
Local Phone Number	461-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001728205
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PLL
Security Exchange Name	NASDAQ